Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,741,000
Previously Paid Amount	0.00
Total Fee Amount	3,692.93
Total Offset Amount	0.00
Net Fee	3,692.93
Narrative - Max Aggregate Offering Price	$ 26,741,000
Final Prospectus	true